NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2013
NONCONTROLLING INTERESTS
Schedule of changes in non-controlling interest

Total
noncontrolling interests
Balance as of December 31, 2010	32,703
Capital injection	675
Net loss	(11,918)
Foreign currency translation adjustment	1,474
Balance as of December 31, 2011	22,934
Net loss	(6,637)
Foreign currency translation adjustment	(74)
Disposal of subsidiary	933
Balance as of December 31, 2012	17,156
Net loss	(331)
Foreign currency translation adjustment	549
Balance as of December 31, 2013	17,374